Dividend (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 01, 2015	Nov. 30, 2014	Nov. 24, 2013	Nov. 25, 2012
Dividends [Line Items]
Cash dividend declared	$ 50,000,000
Cash dividend paid		30,003,000	25,076,000	20,036,000
Subsequent event [Member]
Dividends [Line Items]
Cash dividend declared	$ 50,000,000